Premises and Equipment - Major classifications of premises and equipment, stated at cost (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 12,275,379	$ 13,833,852
Less accumulated depreciation	(7,096,401)	(8,179,076)
Net premises and equipment	5,178,978	5,654,776
Land
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	773,186	983,276
Buildings and improvements
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	6,694,149	7,756,293
Equipment
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 4,808,044	$ 5,094,283